EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 2.5%
19,563	Interpublic Group of Companies, Inc.	$ 732,635

	AEROSPACE & DEFENSE - 1.0%
6,529	Aerojet Rocketdyne Holdings, Inc.	305,296

	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
32	Carter's, Inc.	3,239

	ASSET MANAGEMENT - 4.3%
7,700	Ares Management Corporation, Class A	625,779
4,250	LPL Financial Holdings, Inc.	680,383
		1,306,162
	BEVERAGES - 2.7%
1,307	Coca-Cola Consolidated, Inc.	809,281

	BIOTECH & PHARMA - 4.5%
3,487	Bridgebio Pharma, Inc.(b)	58,163
3,105	Guardant Health, Inc.(b)	310,562
8,166	Halozyme Therapeutics, Inc.(b)	328,355
4,201	Horizon Therapeutics plc(b)	452,700
537	Neurocrine Biosciences, Inc.(b)	45,736
2,410	Twist Bioscience Corporation(b)	186,510
		1,382,026
	CHEMICALS - 1.4%
1,988	Avery Dennison Corporation	430,541

	COMMERCIAL SUPPORT SERVICES - 7.1%
3,545	AMN Healthcare Services, Inc.(b)	433,660
4,205	Brink's Company (The)	275,722
9,910	Robert Half International, Inc.	1,105,162
3,836	TriNet Group, Inc.(b)	365,417
		2,179,961

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CONSTRUCTION MATERIALS - 0.1%
1,813	Forterra, Inc.(b)	$ 43,113

	CONTAINERS & PACKAGING - 3.2%
6,641	Berry Global Group, Inc.(b)	489,973
4,288	Crown Holdings, Inc.	474,339
		964,312
	E-COMMERCE DISCRETIONARY - 0.4%
10,819	CarParts.com, Inc.(b)	121,173

	ELECTRICAL EQUIPMENT - 3.7%
2,529	A O Smith Corporation	217,115
2,433	Chase Corporation	242,229
1,677	Generac Holdings, Inc.(b)	590,170
437	Hubbell, Inc.	91,014
		1,140,528
	ENGINEERING & CONSTRUCTION - 2.4%
2,430	Installed Building Products, Inc.	339,520
3,412	Quanta Services, Inc.	391,220
		730,740
	ENTERTAINMENT CONTENT - 0.7%
182	Sciplay Corporation(b)	2,508
34,098	Zynga, Inc., Class A(b)	218,227
		220,735
	GAMING REITS - 0.1%
397	Gaming and Leisure Properties, Inc.	19,318

	GAS & WATER UTILITIES - 0.0%(a)
838	Global Water Resources, Inc.	14,330

	HEALTH CARE FACILITIES & SERVICES - 5.4%
982	Amedisys, Inc.(b)	158,966
435	Chemed Corporation	230,132
5,044	Henry Schein, Inc.(b)	391,061
1,511	Medpace Holdings, Inc.(b)	328,854

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.4% (Continued)
1,705	Molina Healthcare, Inc.(b)	$ 542,327
		1,651,340
	HOME & OFFICE PRODUCTS - 0.8%
1,087	Whirlpool Corporation	255,075

	INDUSTRIAL SUPPORT SERVICES - 2.1%
1,880	United Rentals, Inc.(b)	624,705

	INSURANCE - 3.6%
2,394	Assurant, Inc.	373,129
8,200	Equitable Holdings, Inc.	268,878
509	Palomar Holdings, Inc.(b)	32,968
2,769	Primerica, Inc.	424,404
		1,099,379
	INTERNET MEDIA & SERVICES - 2.1%
5,839	Shutterstock, Inc.	647,428

	LEISURE FACILITIES & SERVICES - 4.3%
249	Caesars Entertainment, Inc.(b)	23,289
6,036	Dine Brands Global, Inc.	457,590
4,996	Shake Shack, Inc., Class A(b)	360,511
1,394	Vail Resorts, Inc.	457,093
		1,298,483
	LEISURE PRODUCTS - 2.9%
7,460	OneWater Marine, Inc.	454,836
3,876	Polaris, Inc.	426,011
		880,847
	MACHINERY - 2.9%
3,496	Lincoln Electric Holdings, Inc.	487,587
3,872	Toro Company	386,852
		874,439
	MEDICAL EQUIPMENT & DEVICES - 8.3%
18,175	Axogen, Inc.(b)	170,300
8,068	Bruker Corporation	676,986

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.3% (Continued)
739	Castle Biosciences, Inc.(b)	$ 31,681
6,486	Fluidigm Corporation(b)	25,425
6,429	Globus Medical, Inc., Class A(b)	464,174
1,007	Penumbra, Inc.(b)	289,331
1,283	Quidel Corporation(b)	173,192
7,128	Surmodics, Inc.(b)	343,213
8,412	Vericel Corporation(b)	330,592
		2,504,894
	OIL & GAS PRODUCERS - 1.4%
3,700	Denbury, Inc.(b)	283,383
640	Murphy USA, Inc.	127,514
		410,897
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
13,862	Core Laboratories N.V.	309,261

	PUBLISHING & BROADCASTING - 0.2%
500	Nexstar Media Group, Inc., Class A	75,490

	REAL ESTATE SERVICES - 0.3%
2,384	eXp World Holdings, Inc.	80,317

	RENEWABLE ENERGY - 0.5%
84	Enphase Energy, INC.(b)	15,367
8,889	TPI Composites, Inc.(b)	132,979
		148,346
	RETAIL - CONSUMER STAPLES - 2.7%
6,800	BJ's Wholesale Club Holdings, Inc.(b)	455,397
1,935	Casey's General Stores, Inc.	381,872
		837,269
	RETAIL - DISCRETIONARY - 1.2%
352	RH(b)	188,651
1,125	Williams-Sonoma, Inc.	190,271
		378,922

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 4.2%
1,607	Marvell Technology, Inc.	$ 140,596
5,476	Semtech Corporation(b)	486,981
4,064	Teradyne, Inc.	664,586
15	Universal Display Corporation	2,475
		1,294,638
	SOFTWARE - 11.9%
13,376	Agilysys, Inc.(b)	594,698
20,375	American Software, Inc., Class A	533,214
1,196	Avaya Holdings Corporation(b)	23,681
16,206	Calix, Inc.(b)	1,295,995
357	CDK Global, Inc.	14,901
8,148	CommVault Systems, Inc.(b)	561,560
3,704	Domo, Inc.(b)	183,718
4,186	Envestnet, Inc.(b)	332,117
43	New Relic, Inc.(b)	4,728
1,348	Nuance Communications, Inc.(b)	74,571
37	Omnicell, Inc.(b)	6,676
67	Progress Software Corporation	3,234
		3,629,093
	SPECIALTY FINANCE - 2.4%
290	Credit Acceptance Corporation(b)	199,427
10,318	Fidelity National Financial, Inc.	538,393
		737,820
	TECHNOLOGY HARDWARE - 3.2%
22,201	Extreme Networks, Inc.(b)	348,556
20,602	Sonos, Inc.(b)	613,939
		962,495
	TECHNOLOGY SERVICES - 3.0%
2,728	Euronet Worldwide, Inc.(b)	325,096
762	Fair Isaac Corporation(b)	330,456
2,807	TTEC Holdings, Inc.	254,174
		909,726
	TRANSPORTATION & LOGISTICS - 1.4%
225	GXO Logistics, Inc.(b)	20,437

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
2,160	Landstar System, Inc.	$ 386,683
225	XPO Logistics, Inc.(b)	17,422
		424,542

	TOTAL COMMON STOCKS (Cost $16,811,199)	30,438,796

	TOTAL INVESTMENTS - 99.9% (Cost $16,811,199)	$ 30,438,796
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	31,353
	NET ASSETS - 100.0%	$ 30,470,149

NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.